Income tax expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Profit before income tax	$ 56,123	$ 43,769	$ 41,699
Nominal income tax rate	34.00%	34.00%	34.00%
Tax expenses per nominal income tax rate	$ (19,082)	$ (14,881)	$ (14,178)
Tax benefits incentives	5,673	2,947	346
Tax rate differences on subsidiaries	1,187	682	84
Permanent differences	(874)	(913)	(946)
Tax losses for which no deferred tax asset is recognized	(2,125)	(3,008)	(642)
Other	(282)	898	0
Total income tax (expenses)	$ (15,503)	$ (14,275)	$ (15,336)
Effective rate	28.00%	33.00%	37.00%